CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
ASSETS
Cash and due from banks	$ 17,460	$ 16,023
Interest-bearing deposits with banks	113,510	76,105
Federal funds sold	234	222
Total Cash and Cash Equivalents	131,204	92,350
Investment securities available-for-sale	46,292	48,406
Loans held for sale		389
Loans receivable	594,454	575,566
Allowance for loan losses	(7,293)	(7,191)
Net loans	587,161	568,375
Bank premises and equipment, net	22,560	22,174
Other real estate owned	3,342	3,334
Accrued interest receivable	2,223	2,392
Deferred taxes, net	2,813	3,126
Other assets	9,327	10,317
Total Assets	810,266	756,302
Deposits:
Noninterest bearing	259,305	223,725
Interest-bearing	461,649	444,287
Total Deposits	720,954	668,012
Accrued interest payable	359	436
Accrued expenses and other liabilities	2,766	2,742
Total Liabilities	750,919	698,125
STOCKHOLDERS’ EQUITY
Common stock - $2.00 par value; 50,000,000 shares authorized; 23,922,086 shares issued and outstanding at March 31, 2021 and December 31, 2020	47,844	47,844
Additional paid-in-capital	14,570	14,570
Retained deficit	(3,394)	(4,979)
Accumulated other comprehensive income	327	742
Total Stockholders’ Equity	59,347	58,177
Total Liabilities and Stockholders’ Equity	$ 810,266	$ 756,302